Impairments - Reconciliations (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 SEK (kr) item	Dec. 31, 2019 SEK (kr)
Changes in loss allowance
Number of scenarios prepared for each PD curve | item	3
Minimum
Changes in loss allowance
Weight of base scenario	72.00%
Weight of downturn scenario	11.00%
Weight of upturn scenario	11.00%
Maximum
Changes in loss allowance
Weight of base scenario	78.00%
Weight of downturn scenario	14.00%
Weight of upturn scenario	14.00%
Gross carrying amount
Changes in loss allowance
Loans and off balance at beginning of period	kr 277,061	kr 264,686
Increase due to origination and acquisition	160,800	79,558
Transfer to stage 1	(189)	(3)
Transfer to stage 2	(1,128)	(471)
Transfer to stage 3	(8)	(10)
Decrease due to derecognition	(142,105)	(66,699)
Loans and off balance at end of period	294,431	277,061
Gross carrying amount | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	214,115	202,583
Increase due to origination and acquisition	134,041	73,812
Transfer to stage 1	683	13
Transfer to stage 2	(8,391)	(6,752)
Transfer to stage 3		(97)
Decrease due to derecognition	(113,984)	(55,444)
Loans and off balance at end of period	226,464	214,115
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	61,619	60,678
Increase due to origination and acquisition	25,944	5,633
Transfer to stage 1	(872)	(16)
Transfer to stage 2	7,422	6,281
Transfer to stage 3	(42)	(199)
Decrease due to derecognition	(27,586)	(10,758)
Loans and off balance at end of period	66,485	61,619
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	1,327	1,425
Increase due to origination and acquisition	815	113
Transfer to stage 2	(159)
Transfer to stage 3	34	286
Decrease due to derecognition	(535)	(497)
Loans and off balance at end of period	1,482	1,327
Accumulated impairment
Changes in loss allowance
Loans and off balance at beginning of period	(128)	(139)
Increase due to origination and acquisition	(84)	(23)
Net remeasurement of loss allowance	(69)	10
Transfer to stage 1		0
Transfer to stage 2		0
Transfer to stage 3	(9)	(22)
Decrease due to derecognition	8	10
Decrease in allowance account due to write-offs	20	40
Exchange-rate differences	13	(4)
Loans and off balance at end of period	(249)	(128)
Accumulated impairment | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	(54)	(34)
Increase due to origination and acquisition	(84)	(22)
Net remeasurement of loss allowance	(23)	(4)
Transfer to stage 1	0	0
Transfer to stage 2	1	0
Transfer to stage 3		0
Decrease due to derecognition	8	6
Exchange-rate differences	5	0
Loans and off balance at end of period	(147)	(54)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(10)	(21)
Increase due to origination and acquisition	0	(1)
Net remeasurement of loss allowance	(48)	7
Transfer to stage 1	0	0
Transfer to stage 2	(1)	0
Transfer to stage 3	1	2
Decrease due to derecognition	0	4
Exchange-rate differences	2	(1)
Loans and off balance at end of period	(56)	(10)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(64)	(84)
Increase due to origination and acquisition		0
Net remeasurement of loss allowance	2	7
Transfer to stage 2	0
Transfer to stage 3	(10)	(24)
Decrease due to derecognition	0
Decrease in allowance account due to write-offs	20	40
Exchange-rate differences	6	(3)
Loans and off balance at end of period	kr (46)	kr (64)